Debt (Other Provisions) (Detail) - Existing Credit Facility	Mar. 21, 2017 USD ($)
Line Of Credit Facility [Line Items]
Interest payment description	In the case of Alternate Base Rate loans, interest is payable quarterly in arrears. In the case of Adjusted LIBO Rate borrowings, interest is payable on the last day of each relevant interest period and, in the case of any interest period longer than three months, on each successive date three months after the first day of such interest period
Liquidity requirement	$ 100,000,000
Number of consecutive quarters	Four
Minimum
Line Of Credit Facility [Line Items]
Liquidity requirement	$ 25,000,000
Current Ratio covenant	100.00%
Asset coverage ratio covenant	135.00%
Maximum
Line Of Credit Facility [Line Items]
Ratio of debt to EBITDAX	350.00%